12. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense (benefit)
	Years Ended December 31,
	2017	2016	2015
	RMB	RMB	RMB

Current	38,860	42,821	12,401
Deferred	(39,738)	(34,287)	(30,221)
Total	(878)	8,534	(17,820)

Schedule of deferred tax assets and liabilities
	December 31,
	2017	2016
	RMB	RMB
Deferred income tax assets:
Provision for credit losses	8,494	44,925
Accrued liabilities	114,239	30,337
Tax loss carried forward	86,854	87,947
	209,587	163,209
Valuation allowance	—	—
Deferred tax assets, net	209,587	163,209

Schedule of effective income tax rate reconciliation
	December 31,
	2017	2016	2015
Statutory EIT rate	25.0%	25.0%	25.0%
Non-deductible expenses	(37.7%)	(11.7%)	(3.1%)
Non-taxable income	35.7%	(138.0%)	1.0%
Tax-exempt entities *	(79.3%)	(48.2%)	—%
Additional deduction for research and development expenses **	43.8%	—%	—%
Different tax rates in other jurisdictions	20.1%	(3.8%)	—%
Effective tax rate	7.6%	(176.7%)	22.9%

*Tax-exempt entities represent entities outside of China and Hong Kong for which the statutory tax rate is zero.

**Additional deduction for research and development expenses represent additional 50% of research and development expenses could be deducted from profit before tax, which had been approved by local tax bureau in May 2017.